AB Concentrated International Growth Portfolio

Portfolio of Investments

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.8%
Consumer Discretionary – 22.1%
Automobiles – 4.1%
Ferrari NV	11,575	$4,943,222

Broadline Retail – 3.6%
Pan Pacific International Holdings Corp.	157,000	4,312,531

Hotels, Restaurants & Leisure – 10.3%
Compass Group PLC	216,096	7,147,650
InterContinental Hotels Group PLC	49,450	5,324,290

		12,471,940

Specialty Retail – 2.3%
Fast Retailing Co., Ltd.	9,300	2,768,529

Textiles, Apparel & Luxury Goods – 1.8%
LVMH Moet Hennessy Louis Vuitton SE	3,594	2,225,686

		26,721,908

Information Technology – 20.8%
Electronic Equipment, Instruments & Components – 4.5%
Keyence Corp.	10,860	4,270,259
Murata Manufacturing Co., Ltd.	74,000	1,141,446

		5,411,705

Semiconductors & Semiconductor Equipment – 7.6%
ASML Holding NV	8,098	5,359,039
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	12,679	2,104,714
Tokyo Electron Ltd.	13,060	1,790,951

		9,254,704

Software – 8.7%
SAP SE	39,438	10,567,396

		25,233,805

Industrials – 15.2%
Aerospace & Defense – 4.9%
BAE Systems PLC	293,131	5,919,040

Electrical Equipment – 3.0%
Schneider Electric SE	15,618	3,605,341

Machinery – 1.7%
Techtronic Industries Co., Ltd. - Class H	168,300	2,016,954

Professional Services – 3.9%
Experian PLC	52,820	2,447,429
Recruit Holdings Co., Ltd.	44,900	2,326,324

		4,773,753

Trading Companies & Distributors – 1.7%
Ashtead Group PLC	38,224	2,066,647

		18,381,735

Health Care – 14.6%
Health Care Equipment & Supplies – 7.8%
ConvaTec Group PLC(a)	1,034,360	3,455,333

Company	Shares	U.S. $ Value

Hoya Corp.	26,100	$2,945,604
Terumo Corp.	163,000	3,067,011

		9,467,948

Life Sciences Tools & Services – 4.3%
Lonza Group AG (REG)(b)	8,541	5,276,371

Pharmaceuticals – 2.5%
Novo Nordisk A/S - Class B	43,780	2,993,602

		17,737,921

Communication Services – 10.5%
Diversified Telecommunication Services – 3.7%
Cellnex Telecom SA	126,369	4,492,258

Entertainment – 4.4%
Sea Ltd. (ADR)(b)	7,558	986,243
Universal Music Group NV(b)	155,292	4,288,077

		5,274,320

Interactive Media & Services – 2.4%
Tencent Holdings Ltd. - Class H	46,450	2,967,965

		12,734,543

Financials – 7.0%
Banks – 1.6%
HDFC Bank Ltd. (ADR)	29,421	1,954,731

Capital Markets – 4.4%
London Stock Exchange Group PLC	35,861	5,326,332

Insurance – 1.0%
AIA Group Ltd. - Class H	162,600	1,230,860

		8,511,923

Consumer Staples – 5.4%
Beverages – 2.9%
Asahi Group Holdings Ltd.	143,500	1,833,437
Davide Campari-Milano NV(c)	273,366	1,606,828

		3,440,265

Food Products – 1.5%
Kerry Group PLC - Class A	17,583	1,841,199

Personal Care Products – 1.0%
L’Oreal SA	3,382	1,257,065

		6,538,529

Materials – 2.2%
Chemicals – 2.2%
Air Liquide SA	13,866	2,633,778

Total Common Stocks (cost $107,410,411)		118,494,142

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(d) (e) (f) (cost $194,132)	194,132	$194,132

Total Investments Before Security Lending Collateral for Securities Loaned – 98.0% (cost $107,604,543)		118,688,274

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(d) (e) (f) (cost $1,727,942)	1,727,942	1,727,942

Total Investments – 99.4% (cost $109,332,485)(g)		120,416,216
Other assets less liabilities – 0.6%		681,373

Net Assets – 100.0%		$121,097,589

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	10,816	AUD	17,461	04/09/2025	$95,460
Bank of America NA	USD	824	JPY	123,502	04/24/2025	1,523
Bank of America NA	USD	7,623	CHF	6,748	05/09/2025	38,273
Bank of America NA	USD	1,201	EUR	1,138	05/09/2025	32,075
Bank of America NA	TWD	10,489	USD	319	05/23/2025	2,014
Barclays Capital, Inc.	USD	4,409	SEK	48,816	04/16/2025	451,960
Barclays Capital, Inc.	JPY	109,052	USD	743	04/24/2025	13,771
Barclays Capital, Inc.	USD	867	JPY	129,396	04/24/2025	(2,458)
Barclays Capital, Inc.	USD	520	EUR	494	05/09/2025	15,180
BNP Paribas SA	JPY	118,269	USD	799	04/24/2025	8,135
BNP Paribas SA	GBP	1,043	USD	1,350	05/16/2025	2,313
BNP Paribas SA	USD	508	GBP	393	05/16/2025	(711)
Citibank NA	USD	898	JPY	133,806	04/24/2025	(3,245)
Citibank NA	TWD	110,432	USD	3,383	05/23/2025	50,419
Goldman Sachs Bank USA	JPY	100,606	USD	671	04/24/2025	(1,598)
Goldman Sachs Bank USA	USD	1,016	JPY	150,139	04/24/2025	(12,347)
Goldman Sachs Bank USA	USD	828	EUR	784	05/09/2025	21,234
Goldman Sachs Bank USA	USD	827	EUR	755	05/09/2025	(8,562)
HSBC Bank USA	EUR	531	USD	555	05/09/2025	(20,388)
HSBC Bank USA	USD	1,486	EUR	1,369	05/09/2025	(2,820)
HSBC Bank USA	USD	684	TWD	22,388	05/23/2025	(8,724)
NatWest Markets PLC	EUR	4,555	USD	4,802	05/09/2025	(133,037)
State Street Bank & Trust Co.	AUD	6,435	USD	4,050	04/09/2025	28,904
State Street Bank & Trust Co.	AUD	692	USD	431	04/09/2025	(1,076)
State Street Bank & Trust Co.	SEK	3,524	USD	352	04/16/2025	812
State Street Bank & Trust Co.	SEK	6,653	USD	643	04/16/2025	(19,081)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	HKD	9,461	USD	1,217	04/24/2025	$849
State Street Bank & Trust Co.	JPY	285,464	USD	1,934	04/24/2025	25,876
State Street Bank & Trust Co.	JPY	48,866	USD	326	04/24/2025	(171)
State Street Bank & Trust Co.	USD	355	HKD	2,757	04/24/2025	(438)
State Street Bank & Trust Co.	USD	880	JPY	132,038	04/24/2025	2,908
State Street Bank & Trust Co.	USD	1,471	JPY	217,887	04/24/2025	(14,680)
State Street Bank & Trust Co.	CHF	935	USD	1,067	05/09/2025	5,564
State Street Bank & Trust Co.	CHF	318	USD	355	05/09/2025	(5,806)
State Street Bank & Trust Co.	EUR	1,811	USD	1,973	05/09/2025	10,349
State Street Bank & Trust Co.	EUR	857	USD	926	05/09/2025	(2,733)
State Street Bank & Trust Co.	USD	360	CHF	315	05/09/2025	(2,802)
State Street Bank & Trust Co.	USD	412	EUR	381	05/09/2025	673
State Street Bank & Trust Co.	USD	909	EUR	838	05/09/2025	(1,460)
State Street Bank & Trust Co.	GBP	10,524	USD	13,598	05/16/2025	4,706
State Street Bank & Trust Co.	GBP	278	USD	358	05/16/2025	(988)
State Street Bank & Trust Co.	USD	404	GBP	312	05/16/2025	(1,007)
UBS	USD	524	JPY	76,698	04/24/2025	(11,556)
UBS	USD	840	EUR	768	05/09/2025	(7,656)
UBS	CNH	18,054	USD	2,505	06/05/2025	9,249

						$558,903

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the market value of this security amounted to $3,455,333 or 2.9% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)

As of March 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,028,326 and gross unrealized depreciation of investments was $(7,385,692), resulting in net unrealized appreciation of $11,642,634.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2025 (unaudited)

24.6%	United Kingdom
20.6%	Japan
8.9%	Germany
8.1%	Netherlands
5.5%	Italy
5.2%	France
5.1%	United States
4.5%	Switzerland
3.8%	Spain
2.7%	Hong Kong
2.5%	Denmark
2.5%	China
1.8%	Taiwan
4.0%	Others
0.2%	Short-term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.6% or less in the following: India, Ireland and Singapore.

AB Concentrated International Growth Portfolio

March 31,2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$—	$26,721,908		$—	$26,721,908
Information Technology	2,104,714	23,129,091		—	25,233,805
Industrials	—	18,381,735		—	18,381,735
Health Care	—	17,737,921		—	17,737,921
Communication Services	986,243	11,748,300		—	12,734,543
Financials	1,954,731	6,557,192		—	8,511,923
Consumer Staples	—	6,538,529		—	6,538,529
Materials	—	2,633,778		—	2,633,778
Short-Term Investments	194,132	—		—	194,132
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,727,942	—		—	1,727,942

Total Investments in Securities	6,967,762	113,448,454	(a)	—	120,416,216
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	822,247		—	822,247
Liabilities:
Forward Currency Exchange Contracts	—	(263,344)		—	(263,344)

Total	$6,967,762	$114,007,357		$—	$120,975,119

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2025 is as follows:

Fund	Market Value 06/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$767	$60,106	$60,679	$194	$113
AB Government Money Market Portfolio*	3,140	36,909	38,321	1,728	121
Total	$3,907	$97,015	$99,000	$1,922	$234

*	Investments of cash collateral for securities lending transactions.